Annual Operating Expenses - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund - Fidelity Magellan Fund - Class K	May 30, 2023
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.45%